REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 5: REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents our revenue disaggregated by category and primary geographic regions within our single reporting segment:

	For the Three Months Ended		For the Six Months Ended
	December 31,		December 31,
	2021	2020	2021	2020
Categories:
Subscription	$6,434,050	$6,180,000	$12,839,050	$12,360,000
Service and support	1,005,157	906,756	1,961,087	1,804,020
Application development and implementation	900,670	549,680	1,765,450	1,059,280
Total Revenue	$8,339,877	$7,636,436	$16,565,587	$15,223,300

Primary Geographic Regions:
United States	100%	-%	100%	-%
India	-%	100%	-%	100%
	100%	100%	100%	100%

Effective July 1, 2021, the Company moved the invoicing office of its largest customer to its customer’s United States based office. This change was to align the invoicing by the Company to the customer’s location managing the services provided under the customer agreement.

The following table presents our long-lived assets by primary geographic regions within our single reporting segment:

	December 31,
	2021	2020
United States	$1,438	$1,438
India	568,973	1,490,952
United Kingdom	1,046,096	1,068,556
Total long-lived assets	$1,616,507	$2,560,946

For the six months ended December 31, 2021 and 2020, the Company was subject to revenue concentration risk as one customer accounted for approximately 100% of our total revenue for both periods.

Subscription and Application Development and Implementation Revenue

The Company recognizes revenue when, or as, it satisfies a performance obligation to a customer. The Company primarily has one performance obligation, which includes the combined promise to develop, implement, and license customized software. Payment terms for the software include one-time application development and implementation fees, which are generally billed on a time-and-materials basis over the development and implementation period, plus fixed license subscription fees, which may either be billed in full upfront or in monthly installments over the license period, which is generally three to ten years. All of these fees are allocated to the single performance obligation of providing software to the customer.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 5: REVENUE FROM CONTRACTS WITH CUSTOMERS (continued)

The performance obligation is fully satisfied at the point in time when the customer has taken control of the completed software, which is when physical possession of the software has transferred to the customer, the customer is able to use and benefit from the software, and the contractual license period has begun. Since the Company has no further obligation to the customer once control of the software has transferred, the Company recognizes revenue in full for all of the development and implementation fees at that point in time. Subscription fees are also recognized when control of the software has transferred to the customer but only to the extent such fees are contractually guaranteed to the Company. Any future monthly subscription fees that the Company would not have a contractually guaranteed right to collect in the event of early termination of the contract are instead recognized as revenue on a straight-line basis over the license period.

Service and Support Revenue

Certain contracts also contain a second performance obligation for service and support. This performance obligation includes the promise to provide future updates, upgrades, and enhancements to the software over the license period, if and when they occur. Service and support fees are fixed as a percentage of total contract value and billed in monthly installments over the license period. The Company recognizes service and support fee revenue over time, on a straight-line basis over the license period, as the customer receives such services on a generally uniform basis throughout the license period.

Allocation of the Transaction Price

Prices allocated to each performance obligation generally correspond with the contractually stated prices, since they equal standalone selling price. In some cases, services may be discounted, which requires the company to allocate the transaction price based on relative standalone selling price. The Company estimates standalone selling price based on comparable industry practices and the costs and margins involved in providing services to its customers.

Contract Liabilities

Contract liabilities include amounts billed to the customer in excess of revenue recognized and are presented as contract liabilities on the consolidated balance sheets. At December 31, 2021 and June 30, 2021, contract liabilities totaled $430,027 and $350,689, respectively.

The following table presents a reconciliation of the contract liabilities from June 30, 2021 to December 31, 2021:

June 30, 2021	$350,689
Contract liability deferral	300,247
Amortization of contract liability to revenue	(220,909)
December 31, 2021	$430,027

Practical Expedient

The Company has elected a practical expedient to omit certain disclosures about the transaction price allocated to remaining performance obligations for contracts with terms of one year or less.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 7: REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents our revenue disaggregated by category and primary geographic regions within our single reporting segment:

	For the Year Ended
	June 30,
	2021	2020
Categories:
Subscription	$24,720,000	$24,720,000
Service and support	3,656,274	3,515,438
Application development and implementation	2,296,040	2,040,984
Total revenue	$30,672,314	$30,276,422

Primary Geographic Regions:
India	100%	100%
	100%	100%

The following table presents our long-lived assets by primary geographic regions within our single reporting segment:

	For the Year Ended
	June 30,
	2021	2020
India	$1,022,030	$1,901,040
United Kingdom	1,080,849	982,052
Total long-lived assets	$2,102,879	$2,883,092

For the years ended June 30, 2021 and 2020, the Company was subject to revenue concentration risk as one customer accounted for approximately 100% and 100% of its total revenue, respectively.

Subscription and Application Development and Implementation Revenue

The Company recognizes revenue when, or as, it satisfies a performance obligation to a customer. The Company primarily has one performance obligation, which includes the combined promise to develop, implement, and license customized software. Payment terms for the software include one-time application development and implementation fees, which are generally billed on a time-and-materials basis over the development and implementation period, plus fixed license subscription fees, which may either be billed in full upfront or in monthly installments over the license period, which is generally three years. All of these fees are allocated to the single performance obligation of providing software to the customer.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 7: REVENUE FROM CONTRACTS WITH CUSTOMERS (continued)

The performance obligation is fully satisfied at the point in time when the customer has taken control of the completed software, which is when physical possession of the software has transferred to the customer, the customer is able to use and benefit from the software, and the contractual license period has begun. Since the Company has no further obligation to the customer once control of the software has transferred, the Company recognizes revenue in full for all of the development and implementation fees at that point in time. Subscription fees are also recognized when control of the software has transferred to the customer but only to the extent such fees are contractually guaranteed to the Company. Any future monthly subscription fees that the Company would not have a contractually guaranteed right to collect in the event of early termination of the contract are instead recognized as revenue on a straight-line basis over the license period.

Service and Support Revenue

Certain contracts also contain a second performance obligation for service and support. This performance obligation includes the promise to provide future updates, upgrades, and enhancements to the software over the license period, if and when they occur. Service and support fees are fixed as a percentage of total contract value and billed in monthly installments over the license period. The Company recognizes service and support fee revenue over time, on a straight-line basis over the license period, as the customer receives such services on a generally uniform basis throughout the license period.

Allocation of the Transaction Price

Prices allocated to each performance obligation generally correspond with the contractually stated prices, since they equal standalone selling price. In some cases, services may be discounted, which requires the company to allocate the transaction price based on relative standalone selling price. The Company estimates standalone selling price based on comparable industry practices and the costs and margins involved in providing services to its customers.

Contract Liabilities

Contract liabilities include amounts billed to the customer in excess of revenue recognized and are presented as contract liabilities on the consolidated balance sheets. At June 30, 2021 and 2020 contract liabilities totaled $350,689 and $219,652, respectively.

The following table presents a reconciliation of the contract liabilities from June 30, 2020 to June 30, 2021:

June 30, 2020	$219,652
Contract liability deferral	306,955
Amortization of contract liability to revenue	(175,918)
June 30, 2021	$350,689

Practical Expedient

The Company has elected a practical expedient to omit certain disclosures about the transaction price allocated to remaining performance obligations for contracts with terms of one year or less.